Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred stock compensation	$ 0	$ 0
Total deferred tax assets – U.S. and foreign	2,469,948	2,274,526
Valuation allowance – U.S. and foreign	(2,469,948)	(2,274,526)
Net deferred tax assets	0	0
US Treasury and Government [Member]
Deferred tax assets
Net operating loss carry forward – foreign	2,390,769	2,274,526
Foreign [Member]
Deferred tax assets
Net operating loss carry forward – foreign	$ 79,179